COMMITMENTS AND CONTINGENT LIABILITIES (Covenants and Liens on Assets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 TAT Technologies Ltd [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Limco Piedmont Inc [Member] USD ($)	Dec. 31, 2013 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2013 Bental Industries Ltd. [Member] Long-term loan One [Member] ILS	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan One [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan One [Member] ILS	Dec. 31, 2013 Bental Industries Ltd. [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan Two [Member] USD ($)	Dec. 31, 2012 Bental Industries Ltd. [Member] Long-term loan Two [Member] ILS
Covenants And Liens On Assets [Line Items]
Minimum tangible net worth required by line of credit covenants					$ 51,500
Actual tangible net worth for the period					51,533
Maximum leverage ratio required by line of credit covenants					1.0
Actual maximum leverage ratio for the period					0.18
Minimum net financial assets required by line of credit covenants					10,000
Actual net financial assets for the period					20,667
Original value of loans secured by bank						1,185
Current loan balance	884	3,670	4,702	2,477		248		523		884
Restricted deposits					2,300
Actual shareholders' equity for the period	85,569	82,233									9,335	34,800
Maximum EBITDA ratio required by the secured bank loan covenants						3.0	3.0	3.0	3.0
Actual EBITDA ratio for the period						7.2	7.2	(2.4)	(2.4)
Minimum tangible shareholders' equity required under secured bank loan covenants						5,760	20,000	5,300	20,000
Minimum tangible shareholders' equity to total assets ratio required by secured bank loan covenants						30.00%	30.00%	30.00%	30.00%
Actual tangible shareholders' equity for the period						$ 9,789	34,000	$ 9,335	34,800
Actual tangible shareholders' equity to total assets ratio for the period						74.00%	74.00%	70.00%	70.00%